Share Capital	12 Months Ended
Oct. 31, 2023
Share capital [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares and an unlimited number of preferred shares, without par value.

b)	Issued and outstanding

Preferred shares

No preferred shares have been issued.

Common shares

As of October 31, 2023 and 2022, there were 68,504,400 and 52,566,150 common shares issued and outstanding, respectively.

During the year ended October 31, 2023, the following transactions occurred:

From November 10, 2022 to December 16, 2022, the Company completed a series of tranches of a private placement, issuing a total of 15,938,250 common shares at a price of $CDN 0.45 per common share for gross proceeds of $CDN 7,172,213 ($5,340,350). The Company paid finder’s fees totaling $CDN 84,432 ($61,629) to agents with respect to certain purchasers who were introduced to the Company. The Company incurred other offering costs associated with this private placement in the amount of $43,749.

During the year ended October 31, 2022, the following transactions occurred:

On November 21, 2021, the Company completed the second tranche of a private placement for 2,106,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 2,106,000 ($1,670,756). The Company incurred other offering costs associated with the second tranche of the private placement of $4,900 and issued in aggregate 21,630 common shares fair valued at $CDN 21,630 ($17,208) as finder’s fees.

On December 20, 2021, the Company completed the third and final tranche of a private placement for 1,520,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 1,520,000 ($1,186,388). The Company paid finder’s fees totaling $CDN 50,000 ($39,026) to an agent with respect to certain purchasers who were introduced by the agent. The Company incurred other offering costs associated with the third and final tranche of private placement of $5,644 and issued in aggregate 24,420 common shares fair valued at $CDN 24,420 ($19,427) as finder’s fees.

On May 30, 2022, the Company completed a private placement for 1,091,000 common shares at a price of $CDN 1.50 per common share for gross proceeds of $CDN 1,636,500 ($1,285,579). The Company paid finder’s fees totaling $14,016 to an agent with respect to certain purchasers who were introduced by the agent. The Company incurred other offering costs associated with the private placement of $8,111.

Shares held in escrow

As a requirement of the Company’s listing on the TSX Venture Exchange on June 14, 2022 (the “Listing Date”), certain directors, officers and their affiliates were required to have their shares held in escrow by the Company’s transfer agent.

As at October 31, 2023, 1,499,374 (2022 - 2,249,056) of the Company’s common shares were held in escrow, to be released as follows:

●	1/4 of remaining escrow securities on the 18-month anniversary of the Listing Date (released subsequent to year-end);
●	1/3 of remaining escrow securities on the 24-month anniversary of the Listing Date;
●	1/2 of remaining escrow securities on the 30-month anniversary of the Listing Date; and
●	The remaining escrow securities on the 36-month anniversary of the Listing Date.

c)	Stock options

Pursuant to the Company’s Equity Incentive Plan (the “Plan”) approved by the Board of Directors, the Company grants stock options to employees, directors, officers and advisors. Under the Plan, options can be granted for a maximum term of ten years and the stock options shall vest in three equal installments, with one third of the options vesting on each of the grant date, the first-year anniversary of the grant date and the second anniversary of the grant date, unless otherwise designated by the Board. Further, the exercise price shall not be less than the price of the Company’s common shares on the date of the stock option grant.

No options were granted or exercised during the year ended October 31, 2023.

During the year ended October 31, 2022, the Company granted options to acquire 700,000 common shares with a weighted-average grant-date fair value of $0.32 per share and a weighted-average exercise price of $0.56 ($CDN 0.73) per share pursuant to the Plan.

No options were exercised during year ended October 31, 2022

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Balance, October 31, 2021	5,060,000	0.40 ($CDN 0.50)
Granted	700,000	0.56 ($CDN 0.73)
Cancelled	(300,000)	0.40 ($CDN 0.50)
Balance, October 31, 2022	5,460,000	0.39 ($CDN 0.53)
Cancelled	(300,000)	0.40 ($CDN 0.50)
Balance, October 31, 2023	5,160,000	0.39 ($CDN 0.53)

The following options were outstanding and exercisable at October 31, 2023:

Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.36)	3,500,000	3,500,000	2.45
August 5, 2021	August 4, 2026	$CDN 0.50 ($0.36)	800,000	800,000	2.76
September 24, 2021	September 23, 2026	$CDN 0.50 ($0.36)	160,000	160,000	2.90
December 7, 2021	December 7, 2026	$CDN 1.00 ($0.72)	100,000	66,666	3.10
March 2, 2022	March 2, 2027	$CDN 1.00 ($0.72)	300,000	200,000	3.34
September 22, 2022	September 22, 2027	$CDN 0.35 ($0.25)	300,000	200,000	3.90
			5,160,000	4,926,666	2.66

The following options were outstanding and exercisable at October 31, 2022:

Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.40)	3,700,000	2,466,666	3.45
August 5, 2021	August 4, 2026	$CDN 0.50 ($0.40)	800,000	533,334	3.76
September 24, 2021	September 23, 2026	$CDN 0.50 ($0.40)	260,000	173,332	3.90
December 7, 2021	December 7, 2026	$CDN 1.00 ($0.79)	100,000	33,333	4.10
March 2, 2022	March 2, 2027	$CDN 1.00 ($0.79)	300,000	100,000	4.34
September 22, 2022	September 22, 2027	$CDN 0.35 ($0.26)	300,000	100,000	4.90
			5,460,000	3,406,665	3.66

The weighted average remaining contractual life for options outstanding is 2.66 years and 3.66 years, ended October 31, 2023 and 2022, respectively.

The total fair value of options granted during the year ended October 31, 2023, was $nil (2022 – $226,528), of which $nil (2022 - $140,788) was recognized in share-based payments in the consolidated statement of comprehensive loss with a corresponding increase in reserves. The remaining amount of $nil (2022 - $85,740) will be expensed as the remaining unvested options vest.

As of October 31, 2023, there is a total remaining unrecognized compensation expenses of $16,410 (2022 - $185,313) which will be expensed in future reporting periods.

Total share-based payments recognized during the year ended October 31, 2023, was $156,718 (2022 – $493,154) which was expensed in the consolidated statements of loss and comprehensive loss.

The Company applies the fair value method using the Black-Scholes Option Pricing Model in accounting for its stock options granted. Accordingly, share-based payments of $54,922 (2022 - $204,396) were recognized as personnel expenses for options granted to employees, $86,145 (2022 - $186,988) were recognized in directors’ fees for options granted to directors and $15,651 (2022 - $101,770) was recognized as exploration for options granted to employees and consultants for the year ended October 31, 2023.

A summary of the range of assumptions used to value stock options granted for the years ended October 31, 2023 and 2022 is as follows:

Options	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Expected volatility	—	78% - 80%
Risk-free interest rate	—	1.23% - 3.70%
Expected life (in years)	—	3 – 5
Dividend rate	—	—

The expected volatility assumption is based on the historical and implied volatility of the comparable companies’ common share price. The risk-free interest rate assumption is based on yield curves on government zero-coupon bonds with a remaining term equal to the stock options’ expected life. The Company has not paid and does not anticipate paying dividends on its common stock. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of 0% in determining the expense recorded in the accompanying statements of comprehensive loss.

d)	Restricted shares units (“RSUs”)

On February 24, 2023, the Company granted 414,984 equity-settled RSUs to officers, in accordance with the Company’s Equity Incentive Plan. The grant date fair value of the RSUs was $CDN 0.47. RSUs are awards for service which upon vesting and settlement entitle the recipient to receive common shares. Vesting conditions for RSUs are set by the Board but must be at least one year following the grant date. The RSUs granted vest in a single tranche, one year from the grant date.

Compensation expense for RSUs was $97,657 for the year ended October 31, 2023 (2022 – $nil) and is presented as personnel costs.

At October 31, 2023, the following RSUs were outstanding:

	Number of RSUs Outstanding		Fair Value Per Arras Share issuable
Balance, October 31, 2022 and 2021	—	$CDN	—
Granted	414,984	$CDN	0.47
Balance, October 31, 2023	414,984	$CDN	0.47

e)	Shares issuable for Silver Bull Warrants

Pursuant to the Distribution (Note 5), warrant holders will receive, upon exercise of any Silver Bull Warrant, one Silver Bull common share and one common share of the Company. The Company will receive $0.25 of the proceeds from the exercise of each of these warrants.

A continuity of the Company’s shares issuable for Silver Bull Warrants is as follows:

Warrants	Shares	Weighted Average Exercise Price Per Arras share issuable	Weighted Average Exercise Price Per Silver Bull Share issuable
Balance, October 31, 2021	1,971,289	$0.25	$0.34
Balance, October 31, 2023 and 2022	1,971,289	$0.25	$0.34

No warrants were issued or exercised during the years ended October 31, 2023 and 2022.

The following warrants were outstanding at October 31, 2023:

Expiry Date	Exercise Price	Number of Options Outstanding	Weighted Average Remaining Life
October 27, 2025	$0.25	1,971,289	1.99